Income Taxes, Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2017
Current [Abstract]
Federal	$ 5,281	$ 2,326
State and local	982	1,394
Current	6,263	3,720
Deferred [Abstract]
Federal	(3,282)	3,165
State and local	(937)	(600)
Deferred	(4,219)	2,565
Total [Abstract]
Federal	1,999	5,491
State and local	45	794
Total	$ 2,044	$ 6,285
Turning Point [Member]
Income Taxes [Abstract]
Percentage of ownership interest			52.10%